Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2021
21. Employee Benefit Plans
Changes in benefit obligation and plan assets, and the funded status for all plans
For the

Year ended December 31
millions of Canadian dollars 2021 2020
Change in Projected Benefit Obligation
("PBO") and Accumulated Post-
retirement Benefit Obligation ("APBO")
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Balance, January 1 $

2,759 $

339 $

2,822 $

353
Service cost

43 5

46 5
Plan participant contributions 6 4 7 5
Interest cost

67 8

84

10
Benefits paid

(160) (27) (135) (27)
Actuarial gains (losses) (89) (10)

189

52
Settlements and curtailments - - (229) (52)
Foreign currency translation adjustment (2) (1) (25) (7)
Balance, December 31

2,624

318

2,759

339
Change in plan assets
Balance, January 1

2,605

52

2,593

56
Employer contributions

42

21

41

21
Plan participant contributions

6 4 7 5
Benefits paid (160) (27) (135) (27)
Actual return on assets, net of expenses

214 2

310 5
Settlements and curtailments - - (191) (7)
Foreign currency translation adjustment (5) (1) (20) (1)
Balance, December 31

2,702

51

2,605

52
Funded status, end of year

$

78 $ (267) $ (154) $ (287)

Plans with PBO/APBO in Excess of Plan Assets and Plans with Accumulated Benefit Obligation ("ABO") in Excess of Plan Assets
millions of Canadian dollars 2021 2020
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
PBO/APBO $

140 $

290 $

2,736 $

308
Fair value of plan assets

35 -

2,568 -
Funded status $ (105) $ (290) $ (168) $ (308)
millions of Canadian dollars 2021 2020
Defined benefit
pension plans
Defined benefit
pension plans
ABO $

133 $

1,519
Fair value of plan assets

35

1,419
Funded status $ (98) $ (100)

Amounts recognized in the Consolidated Balance Sheets
As at December 31 December 31
millions of Canadian dollars 2021 2020
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Other current liabilities $ (7) $ (20) $ (4) $ (19)
Long-term liabilities (100) (270) (163) (290)
Other long-term assets

185

23

13

20
Amount included in deferred income tax (8) 1 (4) (1)
AOCI and regulatory assets, net of tax

230

90

443

107
Net amount recognized $

300 $ (176) $

285 $ (183)

Amounts Recognized in AOCI and Regulatory Assets
Regulatory assets
Actuarial
(gains) losses millions of Canadian dollars
Defined Benefit Pension Plans
Balance, January 1, 2021 $

279 $

160
Amortized in current period (24) (21)
Current year addition to AOCI or regulatory assets (61) (109)
Change in foreign exchange rate (2) -
Balance, December 31, 2021 $

192 $

30
Non-pension benefits plans
Balance, January 1, 2021 $

110 $ (4)
Amortized in current period (2) (3)
Current year addition to AOCI or regulatory assets (16) 7
Change in foreign exchange rate (1) -
Balance, December 31, 2021 $

91 $ -
2021 2020
millions of Canadian dollars
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Actuarial losses (gains) $

30
$
-
$

160
$
(4)
Regulatory assets

192

91

279

110
Total

AOCI and regulatory assets before
deferred income taxes

222

91

439

106
Amount included in deferred income tax
assets 8 (1) 4 1
Net amount in AOCI and regulatory assets $

230
$

90
$

443
$

107

Benefit Cost Components
As at Year ended December 31
millions of Canadian dollars 2021 2020
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Service cost $

43 $ 5 $

46 $ 5
Interest cost

67 8

84

10
Expected return on plan assets (132) (1) (141) (1)
Current year amortization of:

Actuarial losses (gains)

21 3

15 -

Past service costs (gains)
- - (1) -

Regulatory assets (liability)

24 2

25 -
Total $

23 $

17 $

28 $

14

Pension Plan Asset Allocations
Canadian Pension Plans
Asset Class
Target

Range at Market
Short-term securities 0% to 5%
Fixed income 35% to 50%
Equities:

Canadian
12% to 22%

Non-Canadian
30% to 55%
Non-Canadian Pension Plans
Asset Class
Target

Range at Market
Weighted average
Fixed income 30% to 50%
Equities 50% to 70%

Cassification of the methodology used by the Company to fair value its investments millions of Canadian dollars NAV Level 1 Level 2 Total Percentage
December 31, 2021
Cash and cash equivalents $ - $ 60 $ - $ 60 2%
Net in-transits - (84) - (84) (3) %
Equity Securities:

Canadian equity
- 97 - 97 4%

US equity

- 366 - 366 14%

Other equity
- 215 - 215 8%
Fixed income securities:

Government
- - 132 132 5%

Corporate
- - 117 117 4%

Other
- 8 3 11 - %
Mutual funds - 86 - 86 3%
Other - 1 (1) - - %
Open-ended investments
measured at NAV

(1)
952 - - 952 35%
Common collective trusts
measured at NAV
(2)
750 - - 750 28%
Total

$ 1,702 $ 749 $ 251 $ 2,702 100%
December 31, 2020
Cash and cash equivalents $ - $

68 $ - $

68 3%
Net in-transits - (99) - (99) (4) %
Equity securities:

Canadian equity
-

154 -

154 6%

US equity

-

380 -

380 15%

Other equity
-

243 -

243 9%
Fixed Income securities:

Government
- -

119

119 5%

Corporate
- -

141

141 5%

Other
-

10 3

13 - %
Mutual funds -

88 -

88 3%
Other - (3) (4) (7) - %
Open-ended investments
measured at NAV

(1)

801 - -

801 31%
Common collective trusts
measured at NAV
(2)

704 - -

704 27%
Total

$

1,505 $

841 $

259 $

2,605 100%
(1) NAV investments are open-ended registered and non-registered mutual funds,

collective investment trusts, or pooled funds.
NAV’s are calculated daily and the funds honor subscription and redemption activity regularly.
(2) The common collective trusts are private funds

valued at NAV.

The NAVs are calculated based on bid prices of the underlying securities. Since the prices are not published to external

sources, NAV is used as a practical expedient. Certain funds invest primarily in equity securities of domestic and

foreign issuers while others invest in long duration

U.S. investment grade fixed
income assets and seeks to increase return through

active management of interest rate and

credit risks. The funds honor
subscription and redemption activity regularly.

Expected cash flows for defined benefit pension and other post-retirement benefit plans millions of Canadian dollars
Defined benefit
pension plans
Non-pension
benefit plans
Expected employer contributions
2022 $

41 $

20
Expected benefit payments
2022

153

21
2023

162

22
2024

162

22
2025

165

22
2026

169

22
2027 – 2031

872

104

Assumptions that have been used in accounting for defined benefit pension and other post-retirement benefit plans
Assumptions
The following table shows the assumptions that have been

used in accounting for defined benefit
pension and other post-retirement benefit plans:
2021 2020
(weighted average assumptions)
Defined benefit
pension plans
Non-pension
benefit plans
Defined benefit
pension plans
Non-pension
benefit plans
Benefit obligation – December 31:
Discount rate - past service 3.05% 2.81% 2.49% 2.48%
Discount rate - future service 3.18% 2.92% 2.64% 2.51%
Rate of compensation increase 3.31% 3.29% 2.89% 3.04%
Health care trend

- initial (next year)
- 5.09% - 5.64%

- ultimate

- 3.77% - 4.35%

- year ultimate reached
2042 2038
Benefit cost for year ended December 31:
Discount rate - past service 2.49% 2.48% 3.17% 3.28%
Discount rate - future service 2.64% 2.51% 3.21% 3.28%
Expected long-term return on plan assets 5.86% - % 6.29% 3.25%
Rate of compensation increase 2.89% 3.04% 3.34% 3.70%
Health care trend

- initial (current year)
- 5.64% - 5.91%

- ultimate

- 4.35% - 4.37%

- year ultimate reached
2038 2038
Actual assumptions used differ by plan.